Fair Value Measurements - Summary of changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 26, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance			$ 0		$ 0	$ 0
Change in valuation inputs or other assumptions	$ 17,273,000					17,273,000
Ending balance	$ 45,986,000			$ 0		45,986,000
Empower Ltd [Member]
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance			15,090,000		15,090,000	15,090,000
Change in valuation inputs or other assumptions		$ 9,706,666		1,690,000	10,143,333
Ending balance		25,233,333		15,090,000	25,233,333
Private Placement
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance		5,693,334	5,506,667		5,506,667	5,506,667
Change in valuation inputs or other assumptions		3,873,333	186,667
Ending balance		9,566,667	5,693,334	5,506,667	9,566,667
Private Placement | Empower Ltd [Member]
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance			5,506,667	0	5,506,667	5,506,667
Initial measurement				4,900,000
Change in valuation inputs or other assumptions				606,667
Ending balance				5,506,667
Public
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance		9,833,333	9,583,333		9,583,333	9,583,333
Change in valuation inputs or other assumptions		5,833,333	250,000
Ending balance		15,666,666	9,833,333	9,583,333	15,666,666
Public | Empower Ltd [Member]
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance			9,583,333	0	9,583,333	9,583,333
Initial measurement				8,500,000
Change in valuation inputs or other assumptions				1,083,333
Ending balance				9,583,333
Warrant Liabilities
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance		15,526,667	15,090,000		15,090,000	15,090,000
Change in valuation inputs or other assumptions		9,706,666	436,667
Ending balance		$ 25,233,333	15,526,667	15,090,000	25,233,333
Warrant Liabilities | Empower Ltd [Member]
Disclosure Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance			$ 15,090,000	0	$ 15,090,000	$ 15,090,000
Initial measurement				13,400,000
Change in valuation inputs or other assumptions				1,690,000
Ending balance				$ 15,090,000